Share-based payments transactions	12 Months Ended
Mar. 31, 2024
Share-Based Payments Transactions [Abstract]
Share-based payments transactions	Share-based payment transactions
As part of Global Blue’s Management Incentive Plan (“MIP”) the Board issued a series of equity grants in the form of Global Blue share options (SOP) and Global Blue restricted shares (RSA).
Participation in these plans is at the Board’s discretion and subject to the consent of the individual receiving the grant.
Equity settled share options - SOP
Holders of share options once vested are granted the right to purchase the Company’s shares at the exercise price.
On June 25, 2019, 0.5 million share options with an exercise price of USD10.59, were granted to employees of the Group, 50 percent with the vesting date being June 25, 2022 and 50 percent with the vesting date being June 25, 2024 (“SOP 2019”).
On October 23, 2020, a total of 8 million share options were granted to employees of the Group with four tranches of options vesting on four respective vesting dates (“SOP 2020”), whereas within each of the four tranches, there are further four tranches of options with four different exercise prices, as below:

	Vesting date				Total
Share options granted (thousands)	05/03/2022	05/09/2022	05/09/2023	05/09/2024
US$8.50	971	324	647	647	2,589
US$10.50	822	274	548	548	2,192
US$12.50	673	224	448	448	1,793
US$14.50	523	175	349	349	1,396
Total	2,989	997	1,992	1,992	7,970
On September 14, 2022, the Nomination and Compensation Committee of the Board of Directors (the “NCC”) approved the second amendment of the CEO’s employment agreement dated August 31, 2020, as amended on February 24, 2022, making certain amendments to the CEO’s share-based compensation (“SOP 2020 CEO MOD”).
The strike price of the existing SOP 2020 grant has been adjusted as set forth below, while all the other terms of the SOP 2020 remained unaffected.

SOP 2020 CEO MOD - Number of shares (thousand)
Original Option Strike Price		New Option Strike Price		Vesting date				Total
				15/02/2022	15/08/2022	15/08/2023	15/08/2024
US$	8.50	US$	6.42	335	112	223	223	893
US$	10.50	US$	8.42	284	95	189	189	757
US$	12.50	US$	10.42	232	77	155	155	619
US$	14.50	US$	12.42	180	60	120	120	480
Total				1,031	344	687	687	2,749
On February 22, 2024, the NCC approved to offer the opportunity to SOP holders to exchange and replace their awards granted under the SOP 2019, SOP 2020 and SOP 2020 CEO MOD with stock options having the main terms modified as follows, with all other terms remaining unaffected.
SOP 2019 Replacement
•the granted options vest over two tranches on June 25, 2022 and June 25, 2025;
•the option strike price is USD7.50;
•the granted options cannot be exercised after June 25, 2028;
•the number of options granted is reduced by 29.2%.
The number of SOPs with the modified terms accepted by award holders amounts to 0.3 million, 50 percent with the vesting date June 25, 2022 and 50 percent with the vesting date June 25, 2025 (“SOP 2019 MOD”).
SOP 2020 & SOP 2020 CEO MOD Replacement
•the granted options vest over four tranches on February 15, 2022, August 15, 2022, August 15, 2023 and August 15, 2025;
•the option strike prices are USD6.00, USD7.50, USD9.00 and USD10.50;
•the granted options cannot be exercised after November 12, 2028;
•the number of options granted is reduced by a percentage ranging from 27.6% to 29.4%, according to the decrease of the exercise price of each vesting tranche.
The number of SOPs with the modified terms accepted by award holders is as follows (“SOP 2020 MOD”).

SOP 2020 MOD - Number of shares (thousand)
Option Strike Price		Vesting date				Total
		15/02/2022	15/08/2022	15/08/2023	15/08/2025
US$	6.00	716	225	450	450	1,842
US$	7.50	597	188	375	375	1,535
US$	9.00	485	152	304	304	1,245
US$	10.50	375	118	235	235	962
Total		2,173	683	1,365	1,363	5,584

The above amendment of the terms of SOP plans have been considered as replacing the previous ones and therefore the modification accounting under IFRS 2 has been applied. The incremental fair value of the modified SOPs granted and vested concurrently has been recognized as an expense at the date of modification.
The incremental fair value of the modified SOP plans amounts to EUR1.7 million, out of which EUR1.3 million has been recognized as expense in the financial year ended March 31, 2024 and EUR0.4 million will be recognized as expense in future periods.
The incremental fair value of the modified SOP plans was calculated using the Black-Scholes model, with the following inputs as of the modification date.

SOP 2019 MOD	Before modification		After modification
Vesting date	25/6/2022	25/6/2024	25/6/2022	25/6/2025
Share price at mod. date (USD)	4.64	4.64	4.64	4.64
Exercise price (USD)	10.59	10.59	7.50	7.50
Expected volatility	29.00%	30.00%	31.00%	31.00%
Risk free interest rate	4.70%	4.70%	4.60%	4.40%
Fair value at mod. date (USD)	0.02	0.03	0.29	0.42

SOP 2020 MOD	Before modification
Vesting date	15/2/2022	15/8/2022	15/8/2023	15/8/2024
Share price at mod. date (USD)	4.64	4.64	4.64	4.64
Expected volatility	28.00%	28.00%	28.00%	29.00%
Risk free interest rate	4.90%	4.90%	4.90%	4.80%

Exercise price (USD)	8.50	8.50	8.50	8.50
Fair value at mod. date (USD)	0.04	0.04	0.04	0.07

Exercise price (USD)	10.50	10.50	10.50	10.50
Fair value at mod. date (USD)	0.01	0.01	0.01	0.02

Exercise price (USD)	12.50	12.50	12.50	12.50
Fair value at mod. date (USD)	0.00	0.00	0.00	0.00

Exercise price (USD)	14.50	14.50	14.50	14.50
Fair value at mod. date (USD)	0.00	0.00	0.00	0.00

Exercise price (USD)	6.42	6.42	6.42	6.42
Fair value at mod. date (USD)	0.21	0.21	0.21	0.27

Exercise price (USD)	8.42	8.42	8.42	8.42
Fair value at mod. date (USD)	0.05	0.05	0.05	0.07

Exercise price (USD)	10.42	10.42	10.42	10.42
Fair value at mod. date (USD)	0.01	0.01	0.01	0.02

Exercise price (USD)	12.42	12.42	12.42	12.42
Fair value at mod. date (USD)	0.00	0.00	0.00	0.00

SOP 2020 MOD	After modification
Vesting date	15/2/2022	15/8/2022	15/8/2023	15/8/2025
Share price at mod. date (USD)	4.64	4.64	4.64	4.64
Expected volatility	32.00%	32.00%	32.00%	31.00%
Risk free interest rate	4.50%	4.50%	4.50%	4.40%

Exercise price (USD)	6.00	6.00	6.00	6.00
Fair value at mod. date (USD)	0.63	0.63	0.63	0.77

Exercise price (USD)	7.50	7.50	7.50	7.50
Fair value at mod. date (USD)	0.33	0.33	0.33	0.45

Exercise price (USD)	9.00	9.00	9.00	9.00
Fair value at mod. date (USD)	0.18	0.18	0.18	0.27

Exercise price (USD)	10.50	10.50	10.50	10.50
Fair value at mod. date (USD)	0.10	0.10	0.10	0.16
Due to the limited history of the company’s publicly traded shares, the volatility for all plans was calculated based on the historical share price volatility of a peer group which consists of similar publicly traded companies. This list of peers was selected from the peer group which was jointly defined by FPAC management and Global Blue management for the purpose of business valuation prior to the business reorganization.
Reconciliation of the outstanding SOPs
The following table shows the SOPs granted and outstanding at the beginning and end of the reporting periods:

	For the financial year ended March 31
	2024		2023		2022
	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)
As of April 1	11.42	7,952	11.42	7,980	11.40	8,457
Granted during the period	—	—	—	—	—	—
Replaced during the period	10.20	(1,680)	—	—	—	—
Forfeited during the period	10.90	(28)	11.50	(28)	10.98	(477)
As of March 31	8.00	6,244	11.42	7,952	11.42	7,980
Vested and exercisable of March 31	8.00	4,657	11.42	4,072	11.01	2,925
No options expired during the periods presented above.
Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Share options outstanding (thousands)			For the financial year ended March 31
Grant / modification date	Expiry date	Exercise price (USD)	2024	2023	2022
June 25, 2019	June 25, 2027	10.59	38	461	461
March 4, 2024	June 25, 2028	7.50	293	—	—
October 23, 2020	November 12, 2026	8.50	107	1,540	2,443
October 23, 2020	November 12, 2026	10.50	90	1,304	2,068
October 23, 2020	November 12, 2026	12.50	74	1,067	1,692
October 23, 2020	November 12, 2026	14.50	58	830	1,316
October 23, 2020	November 12, 2026	6.42	—	894	—
October 23, 2020	November 12, 2026	8.42	—	756	—
October 23, 2020	November 12, 2026	10.42	—	619	—
October 23, 2020	November 12, 2026	12.42	—	481	—
March 4, 2024	November 12, 2028	6.00	1,841	—	—
March 4, 2024	November 12, 2028	7.50	1,535	—	—
March 4, 2024	November 12, 2028	9.00	1,245	—	—
March 4, 2024	November 12, 2028	10.50	963	—	—
Total			6,244	7,952	7,980
Weighted average remaining contractual life of options outstanding at the end of the period			4.76	3.15	3.15

Share options outstanding (thousands)			For the financial year ended March 31
Plan	Expiry date	Exercise price - range (USD)	2024	2023	2022
SOP 2019	June 25, 2027	10.59	38	461	461
SOP 2019 MOD	June 25, 2028	7.50	293	—	—
SOP 2020	November 12, 2026	8.50 - 14.50	329	4,741	7,519
SOP 2020 MOD CEO	November 12, 2026	6.42 - 12.42	—	2,750	—
SOP 2020 MOD	November 12, 2028	6.00 - 10.50	5,584	—	—
Total			6,244	7,952	7,980
Weighted average remaining contractual life of options outstanding at the end of the period			4.76	3.15	3.15
Equity settled restricted share grants - RSA
Under these plans, participants are granted Company’s ordinary shares if they remain in the employment of the Group (the service condition), and certain market and non-market conditions are met:
•market performance conditions: increase of the absolute total shareholder return and benchmarking the total shareholder return to the MSCI ASWI All Country index
•non-market performance condition: measured by adjusted net income compound annual growth rate (CAGR) .
The shares are issued at the grant date and held as treasury shares until the vesting.
RSA 2023
On August 25, 2023, under the MIP, the Board approved the grant of 258,570 RSAs to the CEO and 774,250 RSAs to other employees.
Under this grant, participants are granted Company’s ordinary shares if they remain in the employment of the Group, and the same market and non-market conditions as above, are met.
As for the vesting period, 50% RSAs granted to the CEO vest on August 29, 2024 and 50% on August 29, 2025, while 25% of the RSAs granted to other employees vest on August 29, 2024, 25% on August 29, 2025, 25% on August 29, 2026 and 25% on August 29, 2027.
The plan is equity-settled in accordance with IFRS 2. The estimated fair value is calculated based on the share price as at grant date, adjusted using the probability of achievement of the market-based performance conditions. The estimated fair value is based on the assumption that the service condition and non-market performance condition will be fully met. The model inputs were the share price at grant date and the risk free interest rate as stipulated in the table below. No dividend payments were considered in the fair value.

	RSA 2023				RSA 2023 CEO
Grant date	1/9/2023	1/9/2023	1/9/2023	1/9/2023	25/8/2023	25/8/2023
Vesting date	29/8/2024	29/8/2025	29/8/2026	29/8/2027	29/8/2024	29/8/2025
Share price at grant date (USD)	5.63	5.63	5.63	5.63	5.76	5.76
Expected volatility	27.0%	44.0%	55.0%	72.0%	27.0%	44.0%
Risk free interest rate	5.6%	5.1%	4.8%	4.6%	5.6%	5.1%
Fair value per share (USD)	4.21	4.08	3.95	3.82	4.30	4.18
In addition to the above plan, on September 5, 2023, 29,820 RSAs were granted to the Company’s non-executive directors; according to this plan, award holders are granted the Company’s ordinary shares if they remain in the employment of the Company and, as of the vesting period, 33.3% RSAs vest on August 29, 2024, 33.3% on August 29, 2025 and 33.4% on August 29, 2026. The Group assessed the plan to be equity-settled in accordance with IFRS 2.
Reconciliation of the outstanding RSA shares
The following table shows the RSAs granted and outstanding at the beginning and end of each reporting period:

Number of shares (thousands)	For the financial year ended March 31
	2024	2023	2022
As of April 1	2,006	1,675	475
Granted during the year	1,064	962	1,426
Vested during the year	(970)	(539)	(92)
Forfeited during the year	(149)	(92)	(134)
As of March 31	1,951	2,006	1,675
Weighted average fair value (USD)	4.26	5.18	6.62
Expenses amounting to EUR6.2 million (EUR7.6 million for the financial year ended March 31, 2023, EUR6.4 million for the financial year ended March 31, 2022) related to the above-mentioned SOP and RSA plans, were recorded during the period with a corresponding increase in equity; all of these plans are equity-settled in accordance with IFRS 2.
ShipUp - Cash-settled shared-based payment transactions
As part of the ShipUp acquisition, during the financial year ended March 31, 2023 Global Blue and the minority shareholders entered into a put and call agreement which gives each minority shareholder the right to sell and Global Blue the right to acquire all the shares in ShipUp held at the time by the minority shareholders.
For the portion of the repurchase obligation that is not contingent on future employee services, the Group measured the related put option liability, on acquisition, at the present value of the redemption amount, at zero.
For the portion of the repurchase obligation that is contingent on future employee services, the Group assessed the transaction to be a cash-settled share-based payment arrangement in accordance with IFRS 2, as the put option value is discounted by a percentage that, in case the minority shareholders continue to provide service as employees, decreases at each vesting date up to zero on December 31, 2026.
The award entitlement is earned by the minority shareholders through their remaining involvement in ShipUp as managers until April 2027. Under this plan, participants are entitled to exercise the put option up to 50% of their current shares after December 31, 2024, up to 75% after December 31, 2025 and up to 100% after December 31, 2026 and therefore such dates were considered as the vesting dates.
During the financial year ended March 31, 2024, following the forfeitures of all minority shareholders, the liability of EUR2.1 million accrued as of March 31, 2023 was fully reversed in the income statement.

Number of shares (million)	For the financial year ended March 31
	2024	2023
As of April 1	452	—
Granted during the year	—	452
Vested during the year	—	—
Forfeited during the year	(452)	—
As of March 31	—	452
Weighted average fair value (EUR)	—	0.13
Weighted average remaining contractual life of options outstanding at the end of the period (years)	0	2.5